EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated other comprehensive income - Non-controlling interest (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 33,162,918	$ 31,520,416	$ 30,821,659
Balance	34,742,841	33,162,918	31,520,416
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	(477,847)	813,319	516,912
Realization of OCI	10,367	(113,836)	(67,054)
Accumulated other comprehensive income including non-controlling interests | Discontinued operation
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	172,875	46,911	138,259
Realization of OCI	(1,930)	(261)	(25,590)
Accumulated other comprehensive income including non-controlling interests | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	319,735	(426,398)	(988,925)
Balance	23,200	319,735	(426,398)
Accumulated other comprehensive income attributable to non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	(259,340)	480,711	(41,922)
Realization of OCI	(12,661)	(49,452)	(33,250)
Accumulated other comprehensive income attributable to non-controlling interests | Discontinued operation
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	53,649	14,640	35,475
Realization of OCI	(13)	(2)	(122)
Accumulated other comprehensive income attributable to non-controlling interests | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	563,718	117,821	157,640
Balance	345,353	563,718	117,821
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(243,983)	(544,219)	(1,146,565)
Movements period	(218,507)	332,608	558,834
Realization of OCI	23,028	(64,384)	(33,804)
Balance	(322,153)	(243,983)	(544,219)
Accumulated other comprehensive income | Discontinued operation
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	119,226	32,271	102,784
Realization of OCI	(1,917)	(259)	(25,468)
Accumulated other comprehensive income | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(243,983)	(544,219)	(1,146,565)
Balance	$ (322,153)	$ (243,983)	$ (544,219)